Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		23 Months Ended		28 Months Ended		32 Months Ended		60 Months Ended		90 Months Ended		92 Months Ended		109 Months Ended		115 Months Ended		116 Months Ended		120 Months Ended
		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2023		Jan. 27, 2023		Dec. 31, 2022		Aug. 31, 2022		Apr. 29, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017		Jun. 30, 2017		May 01, 2017		Dec. 31, 2016		Dec. 31, 2015		Nov. 23, 2015		Jun. 01, 2015	May 01, 2015		Dec. 31, 2014
C000003083 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Medium-Duration Bond Fund (Institutional Class/GMDYX)
Account Value		$ 1,163,632.826		$ 1,163,632.826		$ 1,163,632.826		$ 1,163,632.826		$ 1,163,632.826		$ 1,163,632.826		$ 1,163,632.826		$ 1,163,632.826		$ 1,163,632.826		$ 1,163,632.826		$ 1,163,632.826		$ 1,142,403.329				$ 1,074,899.4					$ 1,258,807.622		$ 1,285,397.858		$ 1,177,077.714		$ 1,071,968.925		$ 1,076,160.619						$ 1,033,426.556		$ 1,001,832.93							$ 1,000,000
Average Annual Return, Percent		1.86%								(0.23%)												1.52%
C000003084 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Medium-Duration Bond Fund (Investor Class/GMDZX)
Account Value		$ 11,316.57947		11,316.57947		11,316.57947		11,316.57947		$ 11,316.57947		11,316.57947		11,316.57947		11,316.57947		11,316.57947		11,316.57947		$ 11,316.57947		11,137.8174				10,506.43497					12,345.19559		12,631.48656		11,605.93585		10,590.90575		10,667.96404						10,265.00111		9,984.80696							10,000
Average Annual Return, Percent		1.61%								(0.50%)												1.24%
C000240564 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Impact Bond Fund (Institutional Class/GMBYX)
Account Value		$ 1,040,138.307		$ 1,040,138.307		1,040,138.307		1,040,138.307		$ 1,040,138.307		1,040,138.307		1,040,138.307		1,040,138.307		1,040,138.307		1,040,138.307		$ 1,040,138.307		1,025,296.241		$ 1,000,000
Average Annual Return, Percent		1.45%		2.06%
C000240563 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Impact Bond Fund (Investor Class/GMBZX)
Account Value		$ 10,338.09		$ 10,338.09		10,338.09		10,338.09		10,338.09		10,338.09		10,338.09		10,338.09		10,338.09		10,338.09		10,338.09		10,228.02		10,000
Average Annual Return, Percent		1.08%		1.74%
C000169230 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Growth Allocation Fund (Institutional Class/GGRYX)
Account Value		$ 1,938,102.426		$ 1,938,102.426		1,938,102.426		1,938,102.426		$ 1,938,102.426		1,938,102.426		1,938,102.426		$ 1,938,102.426		1,938,102.426		1,938,102.426		1,938,102.426		1,727,362.341				1,478,628.833					1,797,269.619		1,607,324.699		1,418,720.775		1,157,011.653		1,248,435.006						1,049,656.158		977,878.6693		$ 1,000,000
Average Annual Return, Percent		12.20%								6.44%						7.52%
C000003114 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Growth Allocation Fund (Investor Class/GCOZX)
Account Value		$ 18,641.82813		18,641.82813		18,641.82813		18,641.82813		$ 18,641.82813		18,641.82813		18,641.82813		$ 18,641.82813		18,641.82813		18,641.82813		$ 18,641.82813		16,640.31808				14,275.52245					17,414.96577		15,609.97694		13,819.24838		11,296.20898		12,212.57797						10,298.35423		9,617.390151							10,000
Average Annual Return, Percent		12.03%								6.17%												6.43%
C000185894 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MyDestination 2015 Fund (Institutional Class/GMTYX)
Account Value		$ 1,456,361.94		1,456,361.94		1,456,361.94		1,456,361.94		$ 1,456,361.94		1,456,361.94		$ 1,456,361.94		1,456,361.94		1,456,361.94		1,456,361.94		$ 1,456,361.94		1,350,955.05				1,215,240.431					1,394,672.603		1,303,672.01		1,191,549.393		1,033,294.386		1,068,852.461				$ 1,000,000
Average Annual Return, Percent		7.80%								4.10%				5.03%
C000039440 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MyDestination 2015 Fund (Investor Class/GMTZX)
Account Value		$ 15,651.18841		15,651.18841		15,651.18841		15,651.18841		$ 15,651.18841		15,651.18841		$ 15,651.18841		15,651.18841		15,651.18841		15,651.18841		$ 15,651.18841		14,561.31808				13,134.38757					15,113.79727		14,162.02941		12,973.68335		11,272.52614		11,701.35549						10,478.58694		9,794.217434							10,000
Average Annual Return, Percent		7.48%								3.82%												4.58%
C000156358 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		International Equity Index Fund (Institutional Class/GIIYX)
Account Value		$ 1,501,231.06		1,501,231.06		1,501,231.06		1,501,231.06		$ 1,501,231.06		1,501,231.06		1,501,231.06		1,501,231.06		$ 1,501,231.06		1,501,231.06		$ 1,501,231.06		1,434,337.504				1,214,707.272					1,440,832.317		1,304,793.657		1,206,253.83		995,140.6306		1,142,010.466						915,900.9489		901,241.4043				$ 1,000,000
Average Annual Return, Percent		4.66%								4.47%								4.33%
C000236040 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		International Equity Index Fund (Investor Class/GIIZX)
Account Value		$ 11,955.95398		11,955.95398		11,955.95398		$ 11,955.95398		$ 11,955.95398		11,955.95398		11,955.95398		11,955.95398		$ 11,955.95398		11,955.95398		11,955.95398		11,465.11985				9,727.229147				$ 10,000
Average Annual Return, Percent		4.28%						6.91%
C000237794 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Growth Equity Index Fund (Institutional Class/GEIYX)
Account Value		$ 1,743,725.975		1,743,725.975		$ 1,743,725.975		$ 1,743,725.975		1,743,725.975		1,743,725.975		1,743,725.975		1,743,725.975		1,743,725.975		1,743,725.975		1,743,725.975		1,310,886.941				923,166.2185		$ 1,000,000
Average Annual Return, Percent		33.02%				26.90%
C000237793 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Growth Equity Index Fund (Investor Class/GEIZX)
Account Value		$ 17,326.6741		17,326.6741		$ 17,326.6741		17,326.6741		17,326.6741		17,326.6741		17,326.6741		17,326.6741		17,326.6741		17,326.6741		17,326.6741		13,060.41795				9,223.718519		10,000
Average Annual Return, Percent		32.66%				26.55%
C000003099 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Growth Equity Fund (Institutional Class/GGEYX)
Account Value		$ 3,668,162.273		3,668,162.273		$ 3,668,162.273		3,668,162.273		$ 3,668,162.273		3,668,162.273		3,668,162.273		3,668,162.273		3,668,162.273		3,668,162.273		$ 3,668,162.273		2,813,284.801				1,978,091.507					3,020,199.378		2,566,382.479		1,890,491.184		1,402,535.177		1,385,564.868						1,046,230.273		1,056,681.341							1,000,000
Average Annual Return, Percent		30.39%								14.18%												13.88%
C000003100 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Growth Equity Fund (Investor Class/GGEZX)
Account Value		$ 35,742.0829		35,742.0829		35,742.0829		35,742.0829		$ 35,742.0829		35,742.0829		35,742.0829		35,742.0829		35,742.0829		35,742.0829		$ 35,742.0829		27,482.60445				19,379.95575					29,660.93939		25,261.46432		18,658.06649		13,879.96452		13,744.37508						10,407.55983		10,544.1108							10,000
Average Annual Return, Percent		30.05%								13.88%												13.58%
C000169229 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Balanced Allocation Fund (Institutional Class/GBAYX)
Account Value		$ 1,638,822.598		1,638,822.598		1,638,822.598		1,638,822.598		$ 1,638,822.598		1,638,822.598		1,638,822.598		$ 1,638,822.598		1,638,822.598		1,638,822.598		$ 1,638,822.598		1,509,152.134				1,341,626.3					1,584,779.516		1,478,696.802		1,332,110.693		1,132,592.538		1,187,605.662						1,055,033.331		984,420.4856		1,000,000
Average Annual Return, Percent		8.59%								4.23%						5.56%
C000003111 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Balanced Allocation Fund (Investor Class/GGIZX)
Account Value		$ 15,737.46183		15,737.46183		15,737.46183		15,737.46183		$ 15,737.46183		15,737.46183		15,737.46183		$ 15,737.46183		15,737.46183		15,737.46183		$ 15,737.46183		14,528.83937				12,935.0575					15,322.50988		14,331.33561		12,950.4267		11,037.34684		11,604.62727						10,333.17601		9,666.002531		10,000
Average Annual Return, Percent		8.32%								3.98%												4.64%
C000003124 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Money Market Fund (Institutional Class/GMYXX)
Account Value		$ 1,182,707.435		1,182,707.435		1,182,707.435		1,182,707.435		$ 1,182,707.435		1,182,707.435		1,182,707.435		1,182,707.435		1,182,707.435		1,182,707.435		$ 1,182,707.435		1,124,391.425				1,070,722.8					1,054,952.944		1,054,952.944		1,050,456.649		1,028,675.299		1,011,163.643						1,003,542.195		1,000,799.619							1,000,000
Average Annual Return, Percent		5.19%								2.40%												1.69%
C000003125 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Money Market Fund (Investor Class/GMZXX)
Account Value		$ 11,599.58465		11,599.58465		11,599.58465		11,599.58465		$ 11,599.58465		11,599.58465		11,599.58465		11,599.58465		11,599.58465		11,599.58465		$ 11,599.58465		11,057.64565				10,558.23765					10,423.8352		10,423.8352		10,394.63063		10,205.78672		10,057.19371						10,005.69625		10,001.69871							10,000
Average Annual Return, Percent		4.90%								2.22%												1.50%
C000169228 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Conservative Allocation Fund (Institutional Class/GCAYX)
Account Value		$ 1,425,304.32		1,425,304.32		1,425,304.32		1,425,304.32		$ 1,425,304.32		1,425,304.32		1,425,304.32		$ 1,425,304.32		1,425,304.32		1,425,304.32		$ 1,425,304.32		1,332,598.258				1,221,621.622					1,356,306.491		1,303,275.487		1,216,054.171		1,095,421.02		1,116,606.534						1,040,313.707		990,110.5211		1,000,000
Average Annual Return, Percent		6.96%								3.23%						3.97%
C000003076 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Conservative Allocation Fund (Investor Class/GFIZX)
Account Value		$ 13,842.33641		13,842.33641		13,842.33641		13,842.33641		$ 13,842.33641		13,842.33641		13,842.33641		$ 13,842.33641		13,842.33641		13,842.33641		$ 13,842.33641		12,975.35167				11,925.69954					13,275.68605		12,788.14067		11,960.3468		10,801.34142		11,036.30944						10,303.88521		9,830.487464							10,000
Average Annual Return, Percent		6.68%								2.97%												3.30%
C000003091 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Equity Index Fund (Institutional Class/GEQYX)
Account Value		$ 3,385,621.495		3,385,621.495		3,385,621.495		3,385,621.495		$ 3,385,621.495		3,385,621.495		3,385,621.495		3,385,621.495		3,385,621.495		3,385,621.495		$ 3,385,621.495		2,711,216.048				2,143,109.986					2,636,121.239		2,054,944.867		1,738,710.024		1,320,426.522		1,379,624.537						1,131,146.104		1,009,215.788							1,000,000
Average Annual Return, Percent		24.87%								14.26%												12.98%
C000003092 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Equity Index Fund (Investor Class/GEQZX)
Account Value		$ 33,001.35493		33,001.35493		33,001.35493		33,001.35493		$ 33,001.35493		33,001.35493		33,001.35493		33,001.35493		33,001.35493		33,001.35493		$ 33,001.35493		26,501.1538				21,006.74973					25,905.29758		20,246.40927		17,174.84776		13,077.35083		13,700.5661						11,262.12914		10,069.76385							10,000
Average Annual Return, Percent		24.53%								13.95%												12.68%
C000003103 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Equity Fund (Institutional Class/GSCYX)
Account Value		$ 2,127,772.385		2,127,772.385		2,127,772.385		2,127,772.385		$ 2,127,772.385		2,127,772.385		2,127,772.385		2,127,772.385		2,127,772.385		2,127,772.385		$ 2,127,772.385		1,924,224.236				1,674,695.583					2,037,375.461		1,668,774.093		1,389,775.688		1,109,268.576		1,260,684.303						1,115,801.167		941,297.3886							1,000,000
Average Annual Return, Percent		10.58%								8.89%												7.77%
C000003104 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Equity Fund (Investor Class/GSCZX)
Account Value		$ 20,583.07612		20,583.07612		20,583.07612		20,583.07612		$ 20,583.07612		20,583.07612		20,583.07612		20,583.07612		20,583.07612		20,583.07612		$ 20,583.07612		18,657.63663				16,285.58222					19,871.76985		16,316.66461		13,626.12864		10,903.20669		12,421.51614						11,025.06382		9,409.517423							10,000
Average Annual Return, Percent		10.32%								8.60%												7.49%
C000158247 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Global Real Estate Securities Fund (Institutional Class/GREYX)
Account Value		$ 1,424,255.304		1,424,255.304		1,424,255.304		1,424,255.304		$ 1,424,255.304		1,424,255.304		1,424,255.304		1,424,255.304		1,424,255.304		$ 1,424,255.304		$ 1,424,255.304		1,381,514.614				1,239,644.686					1,667,586.327		1,283,103.432		1,344,059.333		1,076,339.104		1,129,459.906						1,017,089.211		977,354.7361					$ 1,000,000
Average Annual Return, Percent		3.09%								1.17%										3.77%
C000039453 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Global Real Estate Securities Fund (Investor Class/GREZX)
Account Value		$ 14,262.86039		14,262.86039		14,262.86039		14,262.86039		$ 14,262.86039		14,262.86039		14,262.86039		14,262.86039		14,262.86039		$ 14,262.86039		$ 14,262.86039		13,864.93178				12,483.90615					16,842.18605		12,994.01647		13,648.21562		10,969.50343		11,529.82338						10,413.06334		10,033.76328							10,000
Average Annual Return, Percent		2.87%								0.88%												3.61%
C000129313 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Emerging Markets Equity Fund (Institutional Class/GEMYX)
Account Value		$ 1,354,893.768		1,354,893.768		1,354,893.768		1,354,893.768		$ 1,354,893.768		1,354,893.768		1,354,893.768		1,354,893.768		1,354,893.768		1,354,893.768		$ 1,354,893.768		1,251,883.469				1,127,130.252					1,433,682.788		1,460,710.119		1,195,803.817		995,982.6679		1,249,088.732						919,822.738		810,740.8839							1,000,000
Average Annual Return, Percent		8.23%								2.53%												3.08%
C000129314 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Emerging Markets Equity Fund (Investor Class/GEMZX)
Account Value		$ 13,143.56367		13,143.56367		13,143.56367		13,143.56367		$ 13,143.56367		13,143.56367		13,143.56367		13,143.56367		13,143.56367		13,143.56367		$ 13,143.56367		12,170.79339				10,997.40434					14,028.32499		14,332.05613		11,786.40626		9,851.898582		12,390.53623						9,153.092019		8,074.807397							10,000
Average Annual Return, Percent		7.99%								2.20%												2.77%
C000003079 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Low-Duration Bond Fund (Institutional Class/GLDYX)
Account Value		$ 1,196,598.741		1,196,598.741		1,196,598.741		1,196,598.741		$ 1,196,598.741		1,196,598.741		1,196,598.741		1,196,598.741		1,196,598.741		1,196,598.741		$ 1,196,598.741		1,141,663.337				1,086,411.875					1,133,205.126		1,137,722.37		1,100,080.198		1,057,832.525		1,043,593.061						1,026,280.057		1,007,891.005							1,000,000
Average Annual Return, Percent		4.81%								1.70%												1.80%
C000003080 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Low-Duration Bond Fund (Investor Class/GLDZX)
Account Value		$ 11,638.92106		11,638.92106		11,638.92106		11,638.92106		$ 11,638.92106		11,638.92106		11,638.92106		11,638.92106		11,638.92106		11,638.92106		$ 11,638.92106		11,132.90892				10,620.93583					11,112.89873		11,185.28349		10,841.94257		10,454.26508		10,340.85061						10,196.365		10,048.88566							10,000
Average Annual Return, Percent		4.54%								1.43%												1.53%
C000003095 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Value Equity Fund (Institutional Class/GVEYX)
Account Value		$ 2,265,965.769		2,265,965.769		2,265,965.769		2,265,965.769		$ 2,265,965.769		2,265,965.769		2,265,965.769		2,265,965.769		2,265,965.769		2,265,965.769		$ 2,265,965.769		1,951,326.383				1,760,670.5					1,871,134.659		1,501,625.641		1,441,225.49		1,133,537.154		1,273,239.057						1,101,964.65		965,573.4718							1,000,000
Average Annual Return, Percent		16.12%								9.47%												8.52%
C000003096 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Value Equity Fund (Investor Class/GVEZX)
Account Value		$ 22,078.91304		22,078.91304		22,078.91304		22,078.91304		$ 22,078.91304		22,078.91304		22,078.91304		22,078.91304		22,078.91304		22,078.91304		$ 22,078.91304		19,057.10809				17,238.0789					18,369.55		14,781.87342		14,227.70656		11,220.11614		12,634.30535						10,963.12239		9,629.933907							10,000
Average Annual Return, Percent		15.86%								9.19%												8.24%
C000185895 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MyDestination 2025 Fund (Institutional Class/GMWYX)
Account Value		$ 1,577,380.513		1,577,380.513		1,577,380.513		1,577,380.513		$ 1,577,380.513		1,577,380.513		$ 1,577,380.513		1,577,380.513		1,577,380.513		1,577,380.513		$ 1,577,380.513		1,444,932.317				1,280,595.139					1,490,902.911		1,365,617.381		1,230,839.301		1,039,113.88		1,089,709.503				1,000,000
Average Annual Return, Percent		9.17%								5.09%				6.13%
C000039443 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MyDestination 2025 Fund (Investor Class/GMWZX)
Account Value		$ 17,143.96303		17,143.96303		17,143.96303		17,143.96303		$ 17,143.96303		17,143.96303		$ 17,143.96303		17,143.96303		17,143.96303		17,143.96303		$ 17,143.96303		15,748.39678				13,981.1101					16,333.54378		14,997.01713		13,548.29841		11,464.17837		12,051.38168						10,487.08982		9,709.336146							10,000
Average Annual Return, Percent		8.86%								4.82%												5.54%
C000158246 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Global Bond Fund (Institutional Class/GGBEX)
Account Value		$ 1,126,719.684		1,126,719.684		1,126,719.684		1,126,719.684		$ 1,126,719.684		1,126,719.684		1,126,719.684		1,126,719.684		1,126,719.684		$ 1,126,719.684		$ 1,126,719.684		1,119,423.244				1,055,849.439					1,218,812.007		1,247,623.258		1,185,062.566		1,064,697.613		1,113,884.315						1,032,612.85		928,377.1568					1,000,000
Average Annual Return, Percent		0.65%								(1.00%)										1.21%
C000039452 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Global Bond Fund (Investor Class/GGBFX)
Account Value		$ 11,126.77806		11,126.77806		11,126.77806		11,126.77806		$ 11,126.77806		11,126.77806		11,126.77806		11,126.77806		11,126.77806		$ 11,126.77806		$ 11,126.77806		11,082.84735				10,478.40008					12,145.21216		12,460.67107		11,875.08678		10,695.82022		11,227.53745						10,425.65149		9,400.059734							10,000
Average Annual Return, Percent		0.40%								(1.29%)												1.07%
C000185896 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MyDestination 2035 Fund (Institutional Class/GMHYX)
Account Value		$ 1,776,520.016		1,776,520.016		1,776,520.016		1,776,520.016		$ 1,776,520.016		1,776,520.016		$ 1,776,520.016		1,776,520.016		1,776,520.016		1,776,520.016		$ 1,776,520.016		1,588,570.087				1,366,786.742					1,632,115.575		1,440,625.265		1,273,228.764		1,039,665.141		1,112,716.696				1,000,000
Average Annual Return, Percent		11.83%								6.89%				7.80%
C000039446 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MyDestination 2035 Fund (Investor Class/GMHZX)
Account Value		$ 19,266.89821		19,266.89821		19,266.89821		19,266.89821		$ 19,266.89821		19,266.89821		$ 19,266.89821		19,266.89821		19,266.89821		19,266.89821		$ 19,266.89821		17,286.30527				14,925.20519					17,866.09801		15,805.71781		13,999.31449		11,459.5925		12,295.02005						10,372.07765		9,569.889046							10,000
Average Annual Return, Percent		11.46%								6.60%												6.78%
C000237792 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Value Equity Index Fund (Institutional Class/GVIYX)
Account Value		$ 1,304,353.648		1,304,353.648		$ 1,304,353.648		1,304,353.648		$ 1,304,353.648		1,304,353.648		1,304,353.648		1,304,353.648		1,304,353.648		1,304,353.648		$ 1,304,353.648		1,141,083.279				1,018,413.345		1,000,000
Average Annual Return, Percent		14.31%				12.06%
C000237791 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Value Equity Index Fund (Investor Class/GVIZX)
Account Value		$ 12,961.00084		12,961.00084		$ 12,961.00084		12,961.00084		12,961.00084		12,961.00084		12,961.00084		12,961.00084		12,961.00084		12,961.00084		12,961.00084		11,365.13162				10,176.7614		10,000
Average Annual Return, Percent		14.04%				11.75%
C000240566 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Impact Equity Fund (Institutional Class/GMEYX)
Account Value		$ 1,240,493.416		$ 1,240,493.416		$ 1,240,493.416		1,240,493.416		1,240,493.416		1,240,493.416		1,240,493.416		1,240,493.416		1,240,493.416		1,240,493.416		1,240,493.416		1,123,258.7		1,000,000
Average Annual Return, Percent		10.44%		11.84%
C000240565 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Impact Equity Fund (Investor Class/GMEZX)
Account Value		$ 12,328.93592		$ 12,328.93592		12,328.93592		12,328.93592		12,328.93592		12,328.93592		12,328.93592		12,328.93592		12,328.93592		12,328.93592		12,328.93592		11,210.98064		10,000
Average Annual Return, Percent		9.97%		11.48%
C000003107 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		International Equity Fund (Institutional Class/GIEYX)
Account Value		$ 1,726,847.223		$ 1,726,847.223		1,726,847.223		1,726,847.223		$ 1,726,847.223		1,726,847.223		1,726,847.223		1,726,847.223		1,726,847.223		1,726,847.223		$ 1,726,847.223		1,618,286.519				1,366,867.251					1,627,408.406		1,484,664.801		1,377,052.605		1,115,471.955		1,310,738.836						1,009,452.922		979,742.9681							1,000,000
Average Annual Return, Percent		6.71%								4.63%												5.62%
C000003108 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		International Equity Fund (Investor Class/GIEZX)
Account Value		$ 16,820.64505		16,820.64505		16,820.64505		16,820.64505		$ 16,820.64505		16,820.64505		16,820.64505		16,820.64505		16,820.64505		16,820.64505		$ 16,820.64505		15,799.51743				13,386.58165					15,984.37425		14,618.02701		13,596.04804		11,044.66044		13,002.47551						10,040.40317		9,776.617601							10,000
Average Annual Return, Percent		6.46%								4.35%												5.34%
C000169231 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Aggressive Allocation Fund (Institutional Class/GAGYX)
Account Value		$ 2,252,546.575		2,252,546.575		2,252,546.575		2,252,546.575		$ 2,252,546.575		2,252,546.575		2,252,546.575		$ 2,252,546.575		2,252,546.575		2,252,546.575		$ 2,252,546.575		1,946,908.11				1,610,057.731					1,994,791.286		1,733,285.007		1,497,431.509		1,176,762.974		1,306,800.454						1,038,122.269		974,291.245		1,000,000
Average Annual Return, Percent		15.70%								8.51%						9.29%
C000003117 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Aggressive Allocation Fund (Investor Class/GGBZX)
Account Value		$ 22,074.7065799999		22,074.7065799999		22,074.7065799999		22,074.7065799999		$ 22,074.7065799999		22,074.7065799999		22,074.7065799999		$ 22,074.7065799999		22,074.7065799999		22,074.7065799999		$ 22,074.7065799999		19,124.04577				15,849.45688					19,706.42108		17,152.45361		14,852.18018		11,707.60813		13,030.05373						10,383.48354		9,761.24541							10,000
Average Annual Return, Percent		15.43%								8.25%												8.24%
C000185898 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MyDestination 2055 Fund (Institutional Class/GMGYX)
Account Value		$ 1,999,884.465		1,999,884.465		1,999,884.465		1,999,884.465		$ 1,999,884.465		1,999,884.465		$ 1,999,884.465		1,999,884.465		1,999,884.465		1,999,884.465		$ 1,999,884.465		1,733,267.684				1,445,843.959					1,751,079.146		1,490,765.237		1,305,099.48		1,042,787.291		1,130,598.564				1,000,000
Average Annual Return, Percent		15.38%								8.91%				9.48%
C000108559 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MyDestination 2055 Fund (Investor Class/GMGZX)
Account Value		$ 21,978.24068		21,978.24068		21,978.24068		21,978.24068		$ 21,978.24068		21,978.24068		$ 21,978.24068		21,978.24068		21,978.24068		21,978.24068		$ 21,978.24068		19,093.75279				15,979.19902					19,394.4944		16,561.69838		14,536.22238		11,636.78524		12,651.88517						10,393.76969		9,552.434105							10,000
Average Annual Return, Percent		15.11%								8.62%												8.19%
C000183274 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Strategic Alternatives Fund (Institutional Class/GFSYX)
Account Value		$ 1,265,622.775		1,265,622.775		1,265,622.775		1,265,622.775		$ 1,265,622.775		$ 1,265,622.775		1,265,622.775		1,265,622.775		1,265,622.775		1,265,622.775		$ 1,265,622.775		1,176,233.467				1,109,980.9					1,116,251.11		1,063,480.531		1,065,671.869		1,015,563.429		1,014,016.862		$ 1,000,000
Average Annual Return, Percent		7.60%								3.50%		3.19%
C000183275 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Strategic Alternatives Fund (Investor Class/GFSZX)
Account Value		$ 12,380.65674		12,380.65674		12,380.65674		12,380.65674		$ 12,380.65674		$ 12,380.65674		12,380.65674		12,380.65674		12,380.65674		12,380.65674		12,380.65674		11,529.21489				10,919.09944					11,008.5228		10,527.05632		10,581.0802		10,113.46385		10,130.57905		10,000
Average Annual Return, Percent		7.39%								3.19%		2.89%
C000185897 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MyDestination 2045 Fund (Institutional Class/GMYYX)
Account Value		$ 1,946,898.758		1,946,898.758		1,946,898.758		1,946,898.758		$ 1,946,898.758		$ 1,946,898.758		$ 1,946,898.758		1,946,898.758		1,946,898.758		1,946,898.758		1,946,898.758		1,700,011.706				1,430,849.92					1,725,617.036		1,479,887.975		1,297,459.892		1,041,595.261		1,126,006.546				1,000,000
Average Annual Return, Percent		14.52%								8.45%				9.10%
C000039449 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MyDestination 2045 Fund (Investor Class/GMFZX)
Account Value		$ 21,276.06246		21,276.06246		21,276.06246		21,276.06246		$ 21,276.06246		21,276.06246		$ 21,276.06246		21,276.06246		21,276.06246		21,276.06246		$ 21,276.06246		18,631.62066				15,697.93229					19,000.73196		16,343.77204		14,361.16075		11,558.87653		12,526.71366						10,361.57331		9,554.554984							10,000
Average Annual Return, Percent		14.19%								8.18%												7.84%
C000104139 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Defensive Market Strategies Fund (Institutional Class/GDMYX)
Account Value		$ 2,078,459.35		2,078,459.35		2,078,459.35		2,078,459.35		$ 2,078,459.35		2,078,459.35		2,078,459.35		2,078,459.35		2,078,459.35		2,078,459.35		$ 2,078,459.35		1,860,618.17				1,669,751.228					1,880,195.937		1,676,442.549		1,522,927.346		1,271,454.681		1,290,941.028						1,145,087.528		1,024,265.735							1,000,000
Average Annual Return, Percent		11.71%								6.42%												7.59%
C000104140 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Defensive Market Strategies Fund (Investor Class/GDMZX)
Account Value		$ 20,228.91697		20,228.91697		20,228.91697		20,228.91697		$ 20,228.91697		20,228.91697		20,228.91697		20,228.91697		20,228.91697		20,228.91697		$ 20,228.91697		18,167.80645				16,345.33244					18,448.71434		16,503.40342		15,021.80417		12,583.52916		12,800.18267						11,393.13123		10,215.56169							10,000
Average Annual Return, Percent		11.34%								6.13%												7.30%
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Account Value		$ 1,092,594.141		$ 1,092,594.141		1,092,594.141		1,092,594.141		$ 1,092,594.141		$ 1,092,594.141		$ 1,092,594.141		$ 1,092,594.141		1,092,594.141		1,092,594.141		$ 1,092,594.141		1,079,102.8		1,000,000		1,022,566.76					1,175,500.903		1,193,911.642		1,110,546.938		1,021,505.371		1,021,389.279		1,000,000	[1]	1,000,000		10,321.19929		10,054.99549		1,000,000					10,000
Average Annual Return, Percent		1.25%	[1]	1.93%						(0.33%)	[1]	1.07%	[1]	1.13%		1.40%						1.35%	[2]
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 2,687,567.581		$ 2,687,567.581		2,687,567.581		2,687,567.581		$ 2,687,567.581		$ 2,687,567.581		$ 2,687,567.581		$ 2,687,567.581		2,687,567.581		2,687,567.581		$ 2,687,567.581		2,170,758.246				1,723,414.473					2,133,121.614		1,697,519.493		1,404,210.882		1,071,760.86		1,131,048.052				1,000,000		11,327.48452		10,047.87521		1,000,000					10,000
Average Annual Return, Percent		23.81%	[3]							13.86%	[3]			13.78%								12.55%	[3]
MSCI ACWI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
Account Value		$ 2,191,518.14	[4]	$ 2,191,518.14	[4]	2,191,518.14	[4]	2,191,518.14	[4]	$ 2,191,518.14	[4]	2,191,518.14	[4]	$ 2,191,518.14	[4]	$ 2,191,518.14	[4]	2,191,518.14	[4]	$ 2,191,518.14	[4]	$ 2,191,518.14	[4]	1,856,979.491	[4]	1,000,000	[5]	1,512,108.737	[4]				1,843,152.942	[4]	1,548,393.717	[4]	1,325,408.219	[4]	1,041,197.676	[4]	1,143,283.54	[4]			1,000,000	[4]	10,648.87049	[6]	9,815.984911	[6]	1,000,000	[7]		1,000,000	[8]	10,000	[6]
Average Annual Return, Percent		17.49%	[4]	16.28%	[5]					10.06%	[4]			10.25%	[4]	10.15%	[7]			8.97%	[8]	9.23%	[6]
MSCI ACWI All Country World Index ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) ex USA Index
Account Value		$ 1,523,606.289		$ 1,523,606.289		1,523,606.289		1,523,606.289		$ 1,523,606.289		1,523,606.289		$ 1,523,606.289		$ 1,523,606.289		1,523,606.289		$ 1,523,606.289		$ 1,523,606.289		1,436,105.058				1,235,787.671					1,463,652.577		1,351,549.888		1,216,224.952		995,844.2229		1,154,908.018				1,000,000		9,949.721558		9,474.657186		1,000,000					10,000
Average Annual Return, Percent		5.53%	[9]							4.10%	[9]			5.16%								4.80%	[9]
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Account Value		$ 1,534,548.112		1,534,548.112		1,534,548.112		$ 1,534,548.112		$ 1,534,548.112		1,534,548.112		$ 1,534,548.112		1,534,548.112		$ 1,534,548.112		1,534,548.112		$ 1,534,548.112		1,478,040.294				1,250,055.842				$ 10,000	1,461,228.435		1,313,305.392		1,218,101.949		998,325.2661		1,158,019.249						926,161.0038		916,989.3452				$ 1,000,000			1,000,000
Average Annual Return, Percent		3.82%						6.84%		4.73%								4.52%				5.20%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Account Value		$ 1,533,203.85	[10]	1,533,203.85	[10]	$ 1,533,203.85	[10]	$ 1,533,203.85	[10]	$ 1,533,203.85	[10]	1,533,203.85	[10]	1,533,203.85	[10]	1,533,203.85	[10]	$ 1,533,203.85	[10]	1,533,203.85	[10]	$ 1,533,203.85	[10]	1,231,380.015	[10]			973,197.9104	[10]	1,000,000	[10]		2,634,015.409	[11]	2,082,966.745	[11]	1,721,982.733	[11]	1,310,228.615	[11]	1,376,060.907	[11]					1,130,818.85	[11]	1,009,174.81	[11]						1,000,000	[11]
Average Annual Return, Percent		24.51%	[10]			20.07%	[10]			14.28%	[11]											12.87%	[11]
Bloomberg US Treasury Bills 1 3 Months Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Treasury Bills: 1-3 Months Index
Account Value		$ 1,189,813.386		1,189,813.386		$ 1,189,813.386		1,189,813.386		$ 1,189,813.386		1,189,813.386		1,189,813.386		1,189,813.386		1,189,813.386		1,189,813.386		$ 1,189,813.386		1,129,731.969				1,074,526.964					1,058,433.02		1,057,997.602		1,052,292.491		1,029,519.603		1,011,010.28		$ 1,000,000				1,002,825.521		1,000,295.043							1,000,000
Average Annual Return, Percent		5.32%								2.49%												1.75%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Account Value		$ 3,243,824.387		3,243,824.387		3,243,824.387		3,243,824.387		$ 3,243,824.387		3,243,824.387		3,243,824.387		3,243,824.387		3,243,824.387		3,243,824.387		$ 3,243,824.387		2,605,396.897				2,073,254.708					2,544,269.362		1,985,245.293		1,685,943.954		1,289,948.594		1,357,041.214						1,120,566.648		1,007,459.929							1,000,000
Average Annual Return, Percent		25.02%								14.53%												13.10%
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Account Value		$ 1,027,329.914		1,027,329.914		1,027,329.914		1,027,329.914		$ 1,027,329.914		1,027,329.914		1,027,329.914		1,027,329.914		1,027,329.914		$ 1,027,329.914		$ 1,027,329.914		1,044,980.753				988,487.3894					1,180,262.587		1,238,560.556		1,134,252.811		1,061,640.725		1,074,533.495						1,000,543.796		980,099.831					1,000,000		10,000
Average Annual Return, Percent		(2.01%)								(1.92%)										2.08%		2.11%
J P Morgan Emerging Markets Bond Index EMBI Plus [Member]
Account Value [Line Items]
Account Value		$ 1,141,818.036		1,141,818.036		1,141,818.036		1,141,818.036		$ 1,141,818.036		1,141,818.036		1,141,818.036		1,141,818.036		1,141,818.036		$ 1,141,818.036		$ 1,141,818.036		1,060,600.747				961,562.4261					1,276,437.301		1,336,860.061		1,248,778.218		1,109,016.014		1,171,472.786						1,081,801.598		986,842.4509					1,000,000		10,000
Bloomberg US Corporate High Yield 2 Issuer Capped Bond Index [Member]
Account Value [Line Items]
Account Value		$ 1,594,311.811		1,594,311.811		1,594,311.811		1,594,311.811		$ 1,594,311.811		1,594,311.811		1,594,311.811		$ 1,594,311.811		1,594,311.811		1,594,311.811		$ 1,594,311.811		1,473,573.674				1,298,952.741					1,462,472.373		1,389,391.787		1,297,920.005		1,135,351.227		1,159,516.473						1,078,593.843		920,857.533					1,000,000		10,000
Composite Benchmark S000001163 [Member]
Account Value [Line Items]
Average Annual Return, Percent		12.87%	[12]							7.78%	[12]					8.39%	[12]					7.56%	[13]
Bloomberg US Treasury 1 3 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Treasury 1-3 Year Index
Account Value		$ 1,125,524.92		1,125,524.92		1,125,524.92		1,125,524.92		$ 1,125,524.92		1,125,524.92		$ 1,125,524.92		$ 1,125,524.92		1,125,524.92		1,125,524.92		$ 1,125,524.92		1,081,950.628				1,037,411.682					1,078,569.507		1,085,103.357		1,052,391.034		1,016,295.376		1,000,362.577				$ 1,000,000		10,143.15698		10,054.07222		1,000,000					10,000
Average Annual Return, Percent		4.03%								1.36%				1.56%								1.38%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Account Value		$ 1,755,442.129		1,755,442.129		$ 1,755,442.129		1,755,442.129		$ 1,755,442.129		1,755,442.129		$ 1,755,442.129		$ 1,755,442.129		1,755,442.129		1,755,442.129		$ 1,755,442.129		1,316,355.521				922,604.9941		1,000,000			3,497,124.695		2,740,767.509		1,978,993.545		1,450,985.207		1,473,286.787						1,131,447.835		1,056,672.531							1,000,000
Average Annual Return, Percent		33.36%				27.23%				18.96%												16.78%
Composite Benchmark S000001162 [Member]
Account Value [Line Items]
Average Annual Return, Percent		9.58%	[14]							5.57%	[14]					6.45%	[14]					5.82%	[15]
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Account Value		$ 1,509,571.031	[16]	1,509,571.031	[16]	$ 1,509,571.031	[16]	1,509,571.031	[16]	$ 1,509,571.031	[16]	1,509,571.031	[16]	1,509,571.031	[16]	$ 1,509,571.031	[16]	1,509,571.031	[16]	1,509,571.031	[16]	$ 1,509,571.031	[16]	1,401,162.137	[16]			1,274,077.985	[16]				1,404,656.008	[16]	1,332,932.165	[16]	1,228,246.542	[16]	1,102,295.878	[16]	1,116,746.614	[16]					1,042,633.687	[16]	991,138.2467	[16]	$ 1,000,000	[16]		1,000,000	[17]
Average Annual Return, Percent		7.74%	[16]							4.21%	[16]					4.62%	[16]					4.21%	[18]
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Account Value		$ 2,122,316.757		2,122,316.757		2,122,316.757		2,122,316.757		$ 2,122,316.757		2,122,316.757		2,122,316.757		$ 2,122,316.757		2,122,316.757		2,122,316.757		$ 2,122,316.757		1,902,776.813				1,627,293.692					2,045,275.668		1,781,304.203		1,484,905.022		1,182,956.486		1,329,372.976						1,159,533.394		955,859.0795							1,000,000
Average Annual Return, Percent		11.54%								7.40%												7.82%
FTSE EPRA Nareit Developed Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE EPRA Nareit Developed Index
Account Value		$ 1,217,391.462		1,217,391.462		1,217,391.462		1,217,391.462		$ 1,217,391.462		1,217,391.462		1,217,391.462		1,217,391.462		1,217,391.462		$ 1,217,391.462		$ 1,217,391.462		1,206,092.407				1,099,706.493					1,468,013.38		1,164,235.613		1,279,928.694		1,049,898.205		1,112,581.444						1,008,136.811		968,763.3989					$ 1,000,000		10,000
Average Annual Return, Percent		0.94%								(1.00%)										2.06%		2.23%
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Account Value		$ 1,485,572.83		1,485,572.83		1,485,572.83		1,485,572.83		$ 1,485,572.83		1,485,572.83		1,485,572.83		1,485,572.83		1,485,572.83		$ 1,485,572.83		$ 1,485,572.83		1,374,886.92				1,246,892.52					1,553,483.85		1,588,810.31		1,338,653.04		1,126,025.49		1,312,933.65						953,113.17		854,012.61							1,000,000
Average Annual Return, Percent		7.50%								1.70%												3.64%
Bloomberg US Treasury 1 3 Year S000001154 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Treasury 1-3 Year Index
Average Annual Return, Percent		4.03%								1.35%												1.37%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Account Value		$ 1,307,450.462		1,307,450.462		$ 1,307,450.462		1,307,450.462		$ 1,307,450.462		1,307,450.462		1,307,450.462		1,307,450.462		1,307,450.462		$ 1,307,450.462		$ 1,307,450.462		1,143,193.063				$ 1,025,628.336		$ 1,000,000			$ 1,915,678.903		$ 1,530,579.186		$ 1,488,953.192		$ 1,176,653.544		$ 1,282,698.264						$ 1,128,494.661		$ 961,726.8739							$ 1,000,000
Average Annual Return, Percent		14.37%				12.15%				8.68%												8.49%
Composite Benchmark S000014481 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Average Annual Return, Percent		1.12%	[17]							(1.37%)	[17]									1.20%	[17]	1.29%	[19]
MSCI ACWI All Country World Index Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Growth Index
Account Value		$ 1,509,998.909		$ 1,509,998.909		$ 1,509,998.909		$ 1,509,998.909		$ 1,509,998.909		$ 1,509,998.909		$ 1,509,998.909		$ 1,509,998.909		$ 1,509,998.909		$ 1,509,998.909		$ 1,509,998.909		$ 1,213,220.392		$ 1,000,000
Average Annual Return, Percent		24.23%		23.63%
Composite Benchmark S000001164 [Member]
Account Value [Line Items]
Average Annual Return, Percent		16.30%	[20]							9.96%	[20]					10.37%	[20]					9.47%	[21]
Bloomberg US Treasury Bills 1 3 Months S000057426 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Treasury Bills: 1-3 Months Index
Average Annual Return, Percent		5.32%								2.49%		2.26%
Composite Benchmark S000033730 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Average Annual Return, Percent	[22]	14.93%								8.80%												7.61%

[1]	Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
[2]	Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
[3]	Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
[4]	Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
[5]	Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
[6]	Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
[7]	Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
[8]	Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
[9]	Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
[10]	Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
[11]	Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
[12]	The composite benchmark is 19.50% Bloomberg US Aggregate Bond Index, 2.50% Bloomberg US Treasury Bills: 1-3 Months Index, 47.00% Russell 3000® Index, 3.00% FTSE EPRA Nareit Developed Index and 28.00% MSCI ACWI (All Country World Index) ex USA Index.
[13]	The composite benchmark is 19.50% Bloomberg US Aggregate Bond Index, 2.50% Bloomberg US Treasury Bills: 1-3 Months Index, 47.00% Russell 3000® Index, 3.00% FTSE EPRA Nareit Developed Index and 28.00% MSCI ACWI (All Country World Index) ex USA Index.
[14]	The composite benchmark is 43.50% Bloomberg US Aggregate Bond Index, 4.00% Bloomberg US Treasury Bills: 1-3 Months Index, 34.50% Russell 3000® Index, 2.00% FTSE EPRA Nareit Developed Index and 16.00% MSCI ACWI (All Country World Index) ex USA Index.
[15]	The composite benchmark is 43.50% Bloomberg US Aggregate Bond Index, 4.00% Bloomberg US Treasury Bills: 1-3 Months Index, 34.50% Russell 3000® Index, 2.00% FTSE EPRA Nareit Developed Index and 16.00% MSCI ACWI (All Country World Index) ex USA Index.
[16]	The composite benchmark is 49.00% Bloomberg US Treasury 1-3 Year Index, 16.00% Bloomberg US Aggregate Bond Index, 5.00% Bloomberg US Treasury Bills: 1-3 Months Index, 21.00% Russell 3000® Index, 1.00% FTSE EPRA Nareit Developed Index and 8.00% MSCI ACWI (All Country World Index) ex USA Index.
[17]	Composite benchmark is 70% Bloomberg Global Aggregate Index, 15% J.P. Morgan Emerging Markets Bond Index (EMBI) Plus and 15% Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index.
[18]	The composite benchmark is 49.00% Bloomberg US Treasury 1-3 Year Index, 16.00% Bloomberg US Aggregate Bond Index, 5.00% Bloomberg US Treasury Bills: 1-3 Months Index, 21.00% Russell 3000® Index, 1.00% FTSE EPRA Nareit Developed Index and 8.00% MSCI ACWI (All Country World Index) ex USA Index.
[19]	Composite benchmark is 70% Bloomberg Global Aggregate Index, 15% J.P. Morgan Emerging Markets Bond Index (EMBI) Plus and 15% Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index.
[20]	The composite benchmark is 60.00% Russell 3000® Index and 40.00% MSCI ACWI (All World Country Index) ex USA Index.
[21]	The composite benchmark is 60.00% Russell 3000® Index and 40.00% MSCI ACWI (All World Country Index) ex USA Index.
[22]	Composite benchmark is 50% S&P 500® Index and 50% Bloomberg US Treasury Bills: 1-3 Months Index.